Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

Bankers Healthcare Group, LLC (the “Company”)

Truist Securities, Inc. (the “Structuring Agent”)

Citigroup Global Markets Inc.

Goldman Sachs & Co. LLC

Capital One Securities, Inc.

BMO Capital Markets Corp.

ATLAS SP Securities, a division of Apollo Global Securities, LLC

Atlas SP Partners, L.P.

Regions Securities LLC

FHN Financial Securities Corp.

(together, the “Specified Parties”)

Re: BHG Securitization Trust 2025-2CON – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “BHG ABS 2025-2CON Hypo Tape 06132025v3.xlsx” (the “Data File”) provided by the Company on June 13, 2025, containing information on 2,333 unsecured consumer loans (the “Loans”) as of June 12, 2025, which we were informed are intended to be included as collateral in the offering by BHG Securitization Trust 2025-2CON. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•

The term “Loan Agreement” means the following information provided by the Company: Financing Agreement, Loan Summary, Cash Flow Calculation, Application for Credit, Credit Report, and/or Verification of Funding.

•	The term “Loan Documents” means the following information sources provided by the Company:

•	Loan Agreement

•	Promissory Note

The Loan Documents were represented by the Company to be a copy of the original Loan Documents, and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of these documents, the execution of the Loan Documents by the signor, or the electronic records contained within the Company’s servicing system.

•

The term “Company’s Asset System File” means an electronic data file entitled “BHG ABS 2025-2CON Asset System File 06172025.xlsx” provided by the Company on June 17, 2025, containing: LoanType, RiskGrade, DTI, Income, FICO, APR, yearsinindustry, Industry, Specialty, AcquisitionChannel, PastDueDays, Balance, RepeatBorrower, DeferralEndDate, FundDate, and TermRemaining for the Selected Loans (defined below) from the Company’s asset system of record.

•	The term “Provided Information” means the Loan Documents and Company’s Asset System File.

The procedures we were instructed by the Company to perform, and the associated findings are as follows:

A.

We randomly selected a sample of 150 Loans from the Data File (the “Selected Loans”). A listing of the Selected Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Loans we were instructed to randomly select from the Data File.

B.

For each Selected Loan, we compared the specified attributes in the Data File listed below to or using the corresponding information included in the Provided Information. The Specified Parties indicated that the absence of any of the information in the Provided Information or the inability to agree the indicated information from the Data File to the Provided Information for each of the attributes identified constituted an exception. The Provided Information is listed in the order of priority.

Attribute	Provided Information

ApplicationNum	Loan Agreement, Promissory Note

LoanType	Loan Agreement, Promissory Note, Company’s Asset System File

TotalFinanceAmount	Loan Agreement, Promissory Note

Term	Loan Agreement, Promissory Note

Rate	Loan Agreement, Promissory Note

Payment	Loan Agreement, Promissory Note

FirstPaymentDate	Loan Agreement, Promissory Note

RiskGrade	Company’s Asset System File

DTI	Loan Agreement, Promissory Note, Company’s Asset System File

Attribute	Provided Information

guarantorstatecode	Loan Agreement, Promissory Note

Income	Loan Agreement, Promissory Note, Company’s Asset System File

FICO	Loan Agreement, Promissory Note, Company’s Asset System File

APR	Loan Agreement, Promissory Note, Company’s Asset System File

yearsinindustry	Company’s Asset System File

Industry	Company’s Asset System File

Specialty	Company’s Asset System File

AcquisitionChannel	Company’s Asset System File

PastDueDays	Company’s Asset System File

Balance	Company’s Asset System File

RepeatBorrower	Company’s Asset System File

DeferralEndDate	Company’s Asset System File

FundDate	Company’s Asset System File

TermRemaining	Company’s Asset System File

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loans being securitized, (iii) the compliance of the originator of the Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

July 23, 2025

Exhibit A

The Selected Loans

Selected Loan Number	Loan Application Number	Selected Loan Number	Loan Application Number	Selected Loan Number	Loan Application Number
1	xxx70470	31	xxx90795	61	xxx95759
2	xxx75597	32	xxx91528	62	xxx98138
3	xxx75386	33	xxx01408	63	xxx64496
4	xxx69829	34	xxx03233	64	xxx80973
5	xxx75123	35	xxx05090	65	xxx75126
6	xxx03708	36	xxx08405	66	xxx91442
7	xxx75415	37	xxx10784	67	xxx96509
8	xxx98078	38	xxx87021	68	xxx91095
9	xxx76964	39	xxx79121	69	xxx09221
10	xxx69477	40	xxx79635	70	xxx97858
11	xxx97449	41	xxx88023	71	xxx92938
12	xxx78423	42	xxx91763	72	xxx03370
13	xxx86754	43	xxx00457	73	xxx98519
14	xxx87983	44	xxx02205	74	xxx66034
15	xxx93463	45	xxx02516	75	xxx75576
16	xxx93891	46	xxx90128	76	xxx74411
17	xxx01844	47	xxx94845	77	xxx52318
18	xxx04589	48	xxx05512	78	xxx86025
19	xxx09433	49	xxx06071	79	xxx68319
20	xxx12953	50	xxx08663	80	xxx94532
21	xxx76903	51	xxx74495	81	xxx04316
22	xxx82387	52	xxx86756	82	xxx81922
23	xxx93144	53	xxx93990	83	xxx72613
24	xxx04442	54	xxx02835	84	xxx98085
25	xxx04932	55	xxx04072	85	xxx73030
26	xxx08537	56	xxx04694	86	xxx06133
27	xxx76700	57	xxx06184	87	xxx98945
28	xxx78158	58	xxx09892	88	xxx95668
29	xxx83721	59	xxx93010	89	xxx88318
30	xxx89901	60	xxx93585	90	xxx04125

A-1

Selected Loan Number	Loan Application Number	Selected Loan Number	Loan Application Number
91	xxx09559	121	xxx00305
92	xxx76524	122	xxx07349
93	xxx89233	123	xxx72378
94	xxx00658	124	xxx83560
95	xxx01654	125	xxx89511
96	xxx51067	126	xxx71961
97	xxx91440	127	xxx74617
98	xxx71417	128	xxx80916
99	xxx77236	129	xxx89095
100	xxx78056	130	xxx89434
101	xxx61420	131	xxx94028
102	xxx71264	132	xxx94863
103	xxx74368	133	xxx01230
104	xxx74552	134	xxx02097
105	xxx74612	135	xxx03615
106	xxx78269	136	xxx03914
107	xxx78659	137	xxx05758
108	xxx80608	138	xxx89595
109	xxx83344	139	xxx05863
110	xxx85594	140	xxx07840
111	xxx92498	141	xxx66916
112	xxx93513	142	xxx71841
113	xxx00299	143	xxx75487
114	xxx00590	144	xxx78594
115	xxx06095	145	xxx81446
116	xxx72858	146	xxx89575
117	xxx77779	147	xxx97131
118	xxx84742	148	xxx99002
119	xxx91013	149	xxx00513
120	xxx92386	150	xxx09346

A-2